                  STATE STREET INSTITUTIONAL INVESTMENT TRUST
                                 P.O. BOX 5049
                          BOSTON, MASSACHUSETTS 02206

                                ---------------

                       STATE STREET EQUITY 500 INDEX FUND
                                 SERVICE SHARES
                           (FORMERLY CLASS B SHARES)

                                ---------------

                        PROSPECTUS DATED APRIL 29, 2005
                           (AS REVISED JUNE 3, 2005)

                                ---------------

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

INTRODUCTION

  The State Street Equity 500 Index Fund (the "Fund") is a mutual fund that seeks to provide an investment return matching, as closely as possible before expenses, the performance of the Standard & Poor's 500(R) Composite Stock Price Index (the "S&P 500 Index" or the "Index"). The Fund is a series of the State Street Institutional Investment Trust (the "Trust"), which is an open-end management investment company organized as a business trust under the laws of the Commonwealth of Massachusetts. SSgA Funds Management, Inc. (the "Adviser"), a subsidiary of State Street Corporation, is the investment adviser to the Fund and to the portfolio in which it invests.

RISK/RETURN SUMMARY

INVESTMENT OBJECTIVE.

  The Fund's investment objective is to match as closely as possible, before expenses, the performance of the S&P 500 Index. The Fund seeks to achieve its investment objective by investing substantially all of its investable assets in a corresponding portfolio (the "Portfolio") of State Street Master Funds that has the same investment objective as, and investment policies that are substantially similar to those of, the Fund. In reviewing the investment objective and policies of the Fund below, you should assume that the investment objective and policies of the Portfolio are the same in all material respects as those of the Fund (and that, at times when the Fund has invested its assets in the Portfolio, the descriptions below of the Fund's investment strategies and risks should be read as also applicable to the Portfolio). There is no assurance that the Fund will achieve its investment objective.

PRINCIPAL INVESTMENT STRATEGIES.

  The Fund is not managed according to traditional methods of "active" investment management, which involve the buying and selling of securities based upon economic, financial and market analysis and investment judgment. Instead, the Fund, using a "passive" or "indexing" investment approach, attempts to match, before expenses, the performance of the S&P 500 Index. The S&P 500 Index is a well-known stock market index that includes common stocks of 500 companies from several industrial sectors representing a significant portion of the market value of all stocks publicly traded in the United States. The Adviser seeks a correlation of 0.95 or better between the Fund's performance and the performance of the Index (1.00 would represent perfect correlation).

  The Fund intends to invest (either on its own or as part of a master-feeder structure) in all 500 stocks comprising the Index in proportion to their weightings in the Index. However, under various circumstances, it may not be possible or practicable to purchase all 500 stocks in those weightings. In those circumstances, the Fund may purchase a sample of the stocks in the Index in proportions expected by the Adviser to match generally the performance of the Index as a whole. In addition, from time to time stocks are added to or removed from the Index. The Fund may sell stocks that are represented in the Index, or purchase stocks that are not yet represented in the Index, in anticipation of their removal from or addition to the Index. In no event will the Fund invest less than 80% of its total assets in stocks in the Index under normal market conditions. Shareholders will receive 60 days' notice prior to changing the 80% investment policy.

  In addition, the Fund may at times purchase or sell futures contracts on the Index, or options on those futures, in lieu of investment directly in the stocks making up the Index. The Fund might do so, for example, in order to increase its investment exposure pending investment of cash in the stocks comprising the Index. Alternatively, the Fund might use futures or options on futures to reduce its investment exposure in situations where it intends to sell a portion of the stocks in its portfolio but the sale has not yet been completed. The Fund may also, to the extent permitted by applicable law, invest in shares of other mutual funds whose investment objectives and policies are similar to those of the Fund. The Fund may also enter into other derivatives transactions, including the purchase or sale of options or enter into swap transactions, to assist in matching the performance of the Index.

PRINCIPAL RISKS.

  - Stock values could decline generally or could under-perform other investments.

  - Because the S&P 500 Index includes mainly large U.S. companies, the Fund's investments consist mainly of stocks of large U.S. companies. Returns on investments in stocks of large U.S. companies could trail the returns on investments in stocks of smaller companies.

  - The Fund's return may not match the return of the Index for a number of reasons. For example, the return on the securities and other investments selected by the Adviser may not correlate precisely with the return on the Index. The Fund incurs a number of operating expenses not applicable to the Index, and incurs costs in buying and selling securities. The Fund may not be fully invested at times, either as a result of cash flows into the Fund or reserves of cash held by the Fund to meet redemptions. The return on the sample of stocks purchased by the Adviser, or futures or other derivative positions taken by the Adviser, to replicate the performance of the Index may not correlate precisely with the return on the Index.

  THE FUND'S SHARES WILL CHANGE IN VALUE, AND YOU COULD LOSE MONEY BY INVESTING IN THE FUND. THE FUND MAY NOT ACHIEVE ITS INVESTMENT OBJECTIVE. AN INVESTMENT IN THE FUND IS NOT A DEPOSIT WITH A BANK AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

PERFORMANCE INFORMATION.

Bar chart

  The bar chart below shows the performance of the Fund's Service Shares during the last several years. The chart provides some indication of the risks of investing in the Fund's Service Shares by showing changes in the Service Shares' performance from year to year. Please keep in mind that past performance does not necessarily indicate how the Fund's Service Shares will perform in the future. ADDITIONALLY, THE PERFORMANCE INFORMATION PRIOR TO MARCH 10, 2003 FOR SERVICE SHARES IS THAT OF ADMINISTRATIVE SHARES OF THE FUND, WHICH HAS LOWER EXPENSES AND TYPICALLY HIGHER RETURNS THAN THE SERVICE SHARES. THE ADMINISTRATIVE SHARES' INCEPTION DATE WAS APRIL 18, 2001.

                       STATE STREET EQUITY 500 INDEX FUND
                                 SERVICE SHARES
              TOTAL RETURN FOR THE CALENDAR YEAR ENDED DECEMBER 31
(PERFORMANCE GRAPH IN %)

2001*                                                                            -2.97
2002                                                                            -22.31
2003                                                                             28.33
2004                                                                             10.51

---------------
* Performance for the calendar year ended December 31, 2001 is from the commencement of operations (April 18, 2001) and is not annualized.

  During the period shown in the bar chart, the highest return for a quarter was 15.19% (quarter ended June 30, 2003) and the lowest return for a quarter was (17.37%) (quarter ended September 30, 2002).

AVERAGE ANNUAL TOTAL RETURN.

  The information in the following table gives some indication of the risks of an investment in the Fund's Service Shares by comparing the Fund's Service Shares performance to the performance of the S&P 500 Index over various periods of time.

  The Fund's Service Shares' after-tax returns listed below are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Additionally, actual after-tax returns depend on an investor's tax situation and may differ from those shown below, and after-tax returns are not relevant to investors who hold their shares through tax-deferred arrangements, such as individual retirement accounts. ADDITIONALLY, THE FOLLOWING PERFORMANCE INFORMATION PRIOR TO MARCH 10, 2003 FOR SERVICE SHARES IS THAT OF ADMINISTRATIVE SHARES OF THE FUND, WHICH HAS LOWER EXPENSES AND TYPICALLY HIGHER RETURNS THAN THE SERVICE SHARES. THE ADMINISTRATIVE SHARES' INCEPTION DATE WAS APRIL 18, 2001.

                                                   SINCE THE INCEPTION
                                 PAST 1-YEAR        DATE OF THE FUND
                                (PERIOD ENDED          ANNUALIZED
                              DECEMBER 31, 2004)    (APRIL 18, 2001)
                              ------------------   -------------------
State Street Equity 500
  Index Fund Service Shares
     Return Before Taxes....        10.51%                1.82%
     Return After Taxes on
       Distributions........        10.16%                1.43%
     Return After Taxes on
       Distributions and
       Sale of Fund
       Shares...............         7.30%                1.38%
S&P 500 Index*..............        10.88%                2.13%

---------------
* The S&P 500 Index is a capitalization-weighted index of 500 widely held stocks recognized by investors to be representative of the stock market in general. The S&P 500 Index is unmanaged and does not reflect the actual cost of investing in the instruments that comprise the index. Additionally, the returns of the S&P 500 Index do not reflect the effect of fees, expenses and taxes.

FEES AND EXPENSES

  The following table describes the fees and expenses that you may pay if you buy and hold Service Shares of the Fund. As a shareholder in a Portfolio, the Fund bears its ratable share of the Portfolio's expenses, including advisory and administrative fees, and at the same time continues to pay its own fees and expenses. The table and the Example reflect the expenses of both the Fund and the Portfolio.

  Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

Management Fees(1)................................   0.045%
Distribution (12b-1) Fees.........................    0.25%
Other Expenses....................................    0.05%
                                                     -----
Total Annual Fund Operating Expenses..............   0.345%
                                                     =====

---------------

(1) This fee represents the total expenses of the corresponding Portfolio of the State Street Master Funds.

  Example: This Example is intended to help you compare the cost of investing in the Fund's Service Shares with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund's Service Shares for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's Service Shares' operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                      1 YEAR     3 YEARS    5 YEARS    10 YEARS
                      -------    -------    -------    --------
                        $35       $111       $194        $437

OTHER INVESTMENT CONSIDERATIONS AND RISKS

  The S&P 500 Index. The S&P 500 Index is a well-known stock market index that includes common stocks of 500 companies from several industrial sectors representing a significant portion of the market value of all common stocks publicly traded in the United States, most of which are listed on the New York Stock Exchange, Inc. (the "NYSE"). Stocks in the S&P 500 Index are weighted according to their market capitalizations (i.e., the number of shares outstanding multiplied by the stock's current price). The companies selected for inclusion in the S&P 500 Index generally have the largest market value within their respective industries. The composition of the S&P 500 Index is determined by Standard & Poor's and is based on
 6
such factors as the market capitalization and trading activity of each stock and its adequacy as a representation of stocks in a particular industry group, and may be changed from time to time. "Standard & Poor's(R)," "S&P," "S&P 500," "Standard & Poor's 500" and "500" are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by the Fund. The Fund is not sponsored, endorsed, sold or promoted by S&P, and S&P makes no representation regarding the advisability of investing in the Fund.

  Index Futures Contracts and Related Options. The Fund may buy and sell futures contracts on the Index and options on those futures contracts. An "index futures" contract is a contract to buy or sell units of an index at an agreed price on a specified future date. Depending on the change in value of the Index between the time when the Fund enters into and terminates an index future or option transaction, the Fund realizes a gain or loss. Options and futures transactions involve risks. For example, it is possible that changes in the prices of futures contracts on the Index will not correlate precisely with changes in the value of the Index. In those cases, use of futures contracts and related options might decrease the correlation between the return of the Fund and the return of the Index. In addition, the Fund incurs transaction costs in entering into, and closing out, positions in futures contracts and related options. These costs typically have the effect of reducing the correlation between the return of the Fund and the return of the Index.

  Other Derivative Transactions. The Fund may enter into derivatives transactions involving options and swaps. These transactions involve many of the same risks as those described above under "Index Futures Contracts and Related Options." In addition, since many of such transactions are conducted directly with counterparties, and not on an exchange or board of trade, the Fund's ability to realize any investment return on such transactions may be dependent on the counterparty's ability or willingness to meet its obligations.

  Repurchase Agreements and Securities Loans. The Fund may enter into repurchase agreements and securities loans. Under a repurchase agreement, the Fund purchases a debt instrument for a relatively short period (usually not more than one week), which the seller agrees to repurchase at a fixed time and price, representing the Fund's cost plus interest. Under a securities loan, the Fund lends portfolio securities. The Fund will enter into repurchase agreements and securities loans only with commercial banks and with registered broker-dealers who are members of a national securities exchange or market makers in government securities, and in the case of repurchase agreements, only if the debt instrument is a U.S. government security.

Although the Adviser will monitor these transactions to ensure that they will be fully collateralized at all times, the Fund bears a risk of loss if the other party defaults on its obligation and the Fund is delayed or prevented from exercising its rights to dispose of the collateral. If the other party should become involved in bankruptcy or insolvency proceedings, it is possible that the Fund may be treated as an unsecured creditor and be required to return the underlying collateral to the other party's estate.

  Changes in Policies. The Trust's Board of Trustees may change the Fund's investment strategies and other policies without shareholder approval, except as otherwise indicated. The Board of Trustees will not materially change the Fund's investment objective without shareholder approval.

MANAGEMENT AND ORGANIZATION

  The Fund and the Portfolio. The Trust is an open-end management investment company and was organized as a business trust under the laws of the Commonwealth of Massachusetts on February 16, 2000. The Fund is a separate diversified series of the Trust. The Portfolio in which the Fund invests is managed under the general oversight of the Board of Trustees of State Street Master Funds. SSgA Funds Management, Inc., a subsidiary of State Street Corporation, serves as the investment adviser for the Portfolio.

  The Trust's Board of Trustees is responsible for generally overseeing the investments of the Fund's shares. If the Adviser were to invest the Fund's assets directly, it would, subject to such policies as the Board of Trustees may determine, furnish a continuing investment program for the Fund and make investment decisions on its behalf.

  The Equity 500 Index Fund offers Administrative, Service and Class R Shares. Only the Service Shares of the Fund are discussed in this prospectus.

  The Adviser. State Street Global Advisors ("SSgA") is the investment management group of State Street Corporation and includes the Adviser. SSgA is one of the world's largest institutional money managers, and uses quantitative and traditional techniques to manage more than $1.35 trillion as of December 31, 2004 in investment programs and portfolios for institutional and individual investors. The Adviser is registered with the Securities and Exchange Commission ("SEC") under the Investment Advisers Act of 1940, as amended ("Advisers Act") and serves as the adviser or sub-adviser for most of the U.S. registered investment company clients of SSgA. It had approximately $98 billion in assets under management at December 31, 2004. The Fund has entered into an investment advisory agreement with the Adviser pursuant to which the Adviser would manage the Fund's assets directly in the event that the Fund were to cease investing substantially all of its assets in the Portfolio. The Adviser does not receive any fees from the Fund under that agreement so long as the Fund continues to invest substantially all of its assets in the Portfolio or in another investment company.

  The Adviser places all orders for purchases and sales of the Fund's (or the underlying Portfolio's) investments. In selecting broker-dealers, the Adviser may consider research and brokerage services furnished to it and its affiliates. Affiliates of the Adviser may receive brokerage commissions from the Fund or Portfolio in accordance with procedures adopted by the Board of Trustees under the Investment Company Act of 1940, as amended (the "1940 Act"), which require periodic review of these transactions.

  The Adviser's principal address is State Street Financial Center, One Lincoln Street, Boston, Massachusetts 02111.

  The Administrator, Custodian, Transfer and Dividend Disbursing Agent. State Street Bank and Trust Company ("State Street"), a subsidiary of State Street Corporation, is the administrator, custodian and transfer agent for the Fund.

SHAREHOLDER INFORMATION

  Determination of Net Asset Value. The Fund's net asset value ("NAV") is calculated on each day the New York Stock Exchange (the "NYSE") is open as of the close of regular trading on the NYSE. The NAV is based on the market value of the securities held in the Fund. The NAV per share is calculated by dividing the value of the NAV of the Fund by the number of shares outstanding. The Fund values each security pursuant to guidelines adopted by the Board of Trustees. Securities may be valued at fair value, as determined in good faith and pursuant to procedures approved by the Portfolio's Board of Trustees, under certain limited circumstances. For example, fair value pricing may be used when market quotations are not readily available or reliable, such as when (i) trading for a security is restricted; or (ii) a significant event, as determined by the Adviser, that may affect the value of one or more securities held by the Fund occurs after the close of a related exchange but before the determination of the Fund's NAV. Attempts to determine the fair value of securities introduce an element of subjectivity to the pricing of securities. As a result, the price of a security determined through fair valuation techniques may differ from the price quoted or published by other sources and may not accurately reflect the market value the Fund would have received had it sold the investment.

  Purchasing Shares. Investors pay no sales load to invest in this Fund. The price for Fund shares is the NAV per share. Orders will be priced at the NAV next calculated after the order is accepted by the Fund.

  The minimum initial investment in the Fund is $25 million, although the Adviser may waive the minimum in its discretion. There is no minimum subsequent investment. The Fund intends to be as fully invested as is practicable; therefore, investments must be made either in Federal Funds (i.e., monies credited to the account of the Fund's custodian bank by a Federal Reserve Bank) or securities ("in-kind") acceptable to the Adviser. (Please consult your tax adviser regarding in-kind transactions.) The Fund reserves the right to cease accepting investments at any time or to reject any investment order.

  In accordance with certain federal regulations, the Trust is required to obtain, verify and record information that identifies each entity that applies to open an account. For this reason, when you open (or change ownership) of an account, the Trust will request certain information, including your name, address and taxpayer identification number which will be used to verify your identity. If you are unable to provide sufficient information to verify your identity, the Trust will not open an account for you. As required by law, the Trust may employ various procedures, such as comparing your information to fraud databases or requesting additional information and documentation from you, to ensure that the information supplied by you is correct. The Trust reserves the right to reject any purchase for any reason, including failure to provide the Trust with information necessary to confirm your identity as required by law.

  Redeeming Shares. An investor may withdraw all or any portion of its investment at the NAV next determined after it submits a withdrawal request, in proper form, to the Fund. The Fund will pay the proceeds of the withdrawal either in Federal Funds or in securities at the discretion of the Adviser, normally on the next Fund business day after the withdrawal, but in any event no more than seven days after the withdrawal. (Please consult your tax adviser regarding in-kind transactions.) The Fund will normally redeem in-kind to the investor. Investments in the Fund may not be transferred at the discretion of the Adviser. The right of any investor to receive payment with respect to any withdrawal may be suspended or the payment of the withdrawal proceeds postponed during any period in which the NYSE is closed (other than weekends or holidays) or trading on the
 10

NYSE is restricted or, to the extent otherwise permitted by the 1940 Act, if an emergency exists.

  Policies to Prevent Market Timing. Frequent purchases and redemptions of Fund shares may present risks for other shareholders of the Fund, which may include, among other things, dilution in the value of Fund shares held by long-term shareholders, interference in the efficient management of the Fund's portfolio, increased brokerage and administrative costs and forcing the Fund to hold excess levels of cash.

  The Fund is intended as a long-term investment. Therefore, the Trust's Board of Trustees has adopted policies and procedures designed to detect and prevent inappropriate short-term trading activity that is harmful to the Fund. Because most of the interests in the Fund are held by investors indirectly through one or more financial intermediaries, the Fund does not generally have information about the identity of those investors or about transactions effected by those investors. Rather, the Fund and its service providers periodically review cash inflows and outflows from and to those intermediaries in an attempt to detect inappropriate trading activity by investors holding shares through those intermediaries. The Fund may not be able to determine whether trading by an investor holding shares through a financial intermediary is engaged in trading activity in the Fund's shares that may be harmful to the Fund or its shareholders.

  The Fund reserves the right in its discretion to reject any purchase, in whole or in part including, without limitation, by a person whose trading activity in Fund shares the Adviser believes could be harmful to the Fund. The Fund may decide to restrict purchase and sale activity in its shares based on various factors, including, without limitation, whether frequent purchase and sale activity will disrupt portfolio management strategies and adversely affect performance. There can be no assurance that the Fund, the Adviser or State Street will identify all frequent purchase and sale activity affecting the Fund.

PORTFOLIO HOLDINGS DISCLOSURE

  The Fund's portfolio holdings disclosure policy is described in the Statement of Additional Information.

DISTRIBUTION/SERVICING (RULE 12b-1) PLAN

  The Fund has adopted a distribution plan under which the Fund may compensate its distributor (or others) for services in connection with the distribution of the Fund's Service Shares and for services provided to Fund shareholders. The plan calls for payments at an annual rate (based on average daily net assets) of 0.25%. Because these fees are paid out of the Fund's assets on an ongoing basis, they will increase the cost of your investment and may cost you more over time than paying other types of sales charges.

DIVIDENDS, DISTRIBUTIONS AND TAX CONSIDERATIONS

  Income dividends and capital gains distributions of the Fund will be declared and paid at least annually.

  For federal income tax purposes, distributions of investment income are generally taxable as ordinary income. Taxes on distributions of capital gains are determined by how long the Fund owned the investments that generated them, rather than how long you have owned your shares. Distributions are taxable to you even if they are paid from income or gains earned by the Fund before your investment (and thus were included in the price you paid). Distributions of gains from investments that the Fund owned for more than one year that are properly designated by the Fund as capital gains dividends will be taxable as long-term capital gains. Distributions of gains from investments that the Fund owned for one year or less will be taxable as ordinary income. Certain distributions designated as "qualified dividends" are generally taxable to an individual shareholder at his or her maximum long-term capital-gains rate. Distributions may also be subject to state and local taxes and are taxable whether you received them in cash or reinvested them in additional shares. Distributions are generally taxable to shareholders in the calendar year in which the distributions are declared, rather than the calendar year in which the distributions are received.

  Any gain resulting from the sale or exchange of your shares will generally also be subject to tax. You should consult your tax adviser for more information on your own tax situation, including possible foreign, state and local taxes.

FINANCIAL HIGHLIGHTS

  The Financial Highlights table is intended to help you understand the Fund's Service Shares financial performance since inception. Certain information reflects financial results for a single share of the Service Shares. The total return in the table represents the rate that an investor would have earned on an investment in the Fund's Service Shares (assuming reinvestment of all dividends and distributions). This information has been audited by Ernst & Young LLP, whose report, along with the Fund's financial statements, are included in the Fund's annual report, which is available upon request. The financial information included in this table should be read in conjunction with the financial statements incorporated by reference in the Statement of Additional Information.

FINANCIAL HIGHLIGHTS FOR A SERVICE SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT THE PERIOD

                                           YEAR        YEAR
                                          ENDED        ENDED
                                         12/31/04   12/31/03(a)
                                         --------   -----------
PER SHARE OPERATING PERFORMANCE(b):
NET ASSET VALUE, BEGINNING OF PERIOD...  $  9.33     $    6.94
                                         -------     ---------
INVESTMENT OPERATIONS:
  Net investment income................     0.16*         0.10*
  Net realized and unrealized gain on
     investments.......................     0.83          2.38
                                         -------     ---------
     Total from investment
       operations......................     0.99          2.48
                                         -------     ---------
LESS DISTRIBUTIONS FROM:
  Net investment income................    (0.22)        (0.09)
  Net increase in net assets...........     0.77          2.39
NET ASSET VALUE, END OF PERIOD.........  $ 10.10     $    9.33
                                         =======     =========
TOTAL RETURN(c)........................    10.51%        35.71%
RATIOS AND SUPPLEMENTARY DATA:
  Net Assets, End of Period (000s).....  $12,964     $  84,244
  Ratios to average net assets:
     Operating expenses................    0.345%        0.345%(d)
     Net investment income.............     1.67%         1.45%(d)
  Portfolio turnover rate..............        9%           12%

---------------

(a)  Service shares commenced operations on March 10, 2003.

(b) The per share amounts and percentages reflect income and expenses assuming the inclusion of the Fund's proportionate share of the income and expenses of the State Street Equity 500 Index Portfolio.

(c) Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates. Total return for periods of less than one year is not annualized. Results represent past performance and are not indicative of future results.

(d)  Annualized.

 *  Net investment income per share calculated using the average shares method.

  For more information about STATE STREET EQUITY 500 INDEX FUND:

  The Fund's statement of additional information (SAI) includes additional information about the Fund and is incorporated by reference into this document. Additional information about the Fund's investments is available in the Fund's annual and semi-annual reports to shareholders. In the Fund's annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.

  The SAI and the Fund's annual and semi-annual reports are available, without charge, upon request. Shareholders in the Fund may make inquiries to the Fund to receive such information by calling (877) 521-4083. The Fund does not have an Internet website.

  Information about the Fund (including the SAI) can be reviewed and copied at the Commission's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-202-942-8090. Reports and other information about the Fund are available free of charge on the EDGAR Database on the Commission's Internet site at http://www.sec.gov. Copies of this information also may be obtained, after paying a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the Commission's Public Reference Section, Washington, D.C. 20549-0102.

SSgA FUNDS MANAGEMENT, INC.
State Street Financial Center
One Lincoln Street
Boston, Massachusetts 02111

The State Street Institutional Investment Trust's Investment Company Act File Number is 811-9819.

                  STATE STREET INSTITUTIONAL INVESTMENT TRUST
                                 P.O. BOX 5049
                          BOSTON, MASSACHUSETTS 02206

                                ---------------

                       STATE STREET EQUITY 500 INDEX FUND
                             ADMINISTRATIVE SHARES
                           (FORMERLY CLASS A SHARES)

                                ---------------

                        PROSPECTUS DATED APRIL 29, 2005
                           (AS REVISED JUNE 3, 2005)

                                ---------------

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

INTRODUCTION

  The State Street Equity 500 Index Fund (the "Fund") is a mutual fund that seeks to provide an investment return matching, as closely as possible before expenses, the performance of the Standard & Poor's 500(R) Composite Stock Price Index (the "S&P 500 Index" or the "Index"). The Fund is a series of the State Street Institutional Investment Trust (the "Trust"), which is an open-end management investment company organized as a business trust under the laws of the Commonwealth of Massachusetts. SSgA Funds Management, Inc. (the "Adviser"), a subsidiary of State Street Corporation, is the investment adviser to the Fund and to the portfolio in which it invests.

RISK/RETURN SUMMARY

INVESTMENT OBJECTIVE.

  The Fund's investment objective is to match as closely as possible, before expenses, the performance of the S&P 500 Index. The Fund seeks to achieve its investment objective by investing substantially all of its investable assets in a corresponding portfolio (the "Portfolio") of State Street Master Funds that has the same investment objective as, and investment policies that are substantially similar to those of, the Fund. In reviewing the investment objective and policies of the Fund below, you should assume that the investment objective and policies of the Portfolio are the same in all material respects as those of the Fund (and that, at times when the Fund has invested its assets in the Portfolio, the descriptions below of the Fund's investment strategies and risks should be read as also applicable to the Portfolio). There is no assurance that the Fund will achieve its investment objective.

PRINCIPAL INVESTMENT STRATEGIES.

  The Fund is not managed according to traditional methods of "active" investment management, which involve the buying and selling of securities based upon economic, financial and market analysis and investment judgment. Instead, the Fund, using a "passive" or "indexing" investment approach, attempts to match, before expenses, the performance of the S&P 500 Index. The S&P 500 Index is a well-known stock market index that includes common stocks of 500 companies from several industrial sectors representing a significant portion of the market value of all stocks publicly traded in the United States. The Adviser seeks a correlation of 0.95 or better between the Fund's performance and the performance of the Index (1.00 would represent perfect correlation).

  The Fund intends to invest (either on its own or as part of a master-feeder structure) in all 500 stocks comprising the Index in proportion to their weightings in the Index. However, under various circumstances, it may not be possible or practicable to purchase all 500 stocks in those weightings. In those circumstances, the Fund may purchase a sample of the stocks in the Index in proportions expected by the Adviser to match generally the performance of the Index as a whole. In addition, from time to time stocks are added to or removed from the Index. The Fund may sell stocks that are represented in the Index, or purchase stocks that are not yet represented in the Index, in anticipation of their removal from or addition to the Index. In no event will the Fund invest less than 80% of its total assets in stocks in the Index under normal market conditions. Shareholders will receive 60 days' notice prior to changing the 80% investment policy.

  In addition, the Fund may at times purchase or sell futures contracts on the Index, or options on those futures, in lieu of investment directly in the stocks making up the Index. The Fund might do so, for example, in order to increase its investment exposure pending investment of cash in the stocks comprising the Index. Alternatively, the Fund might use futures or options on futures to reduce its investment exposure in situations where it intends to sell a portion of the stocks in its portfolio but the sale has not yet been completed. The Fund may also, to the extent permitted by applicable law, invest in shares of other mutual funds whose investment objectives and policies are similar to those of the Fund. The Fund may also enter into other derivatives transactions, including the purchase or sale of options or enter into swap transactions, to assist in matching the performance of the Index.

PRINCIPAL RISKS.

  - Stock values could decline generally or could under-perform other investments.

  - Because the S&P 500 Index includes mainly large U.S. companies, the Fund's investments consist mainly of stocks of large U.S. companies. Returns on investments in stocks of large U.S. companies could trail the returns on investments in stocks of smaller companies.

  - The Fund's return may not match the return of the Index for a number of reasons. For example, the return on the securities and other investments selected by the Adviser may not correlate precisely with the return on the Index. The Fund incurs a number of operating expenses not applicable to the Index, and incurs costs in buying and selling securities. The Fund may not be fully invested at times, either as a result of cash flows into the Fund or reserves of cash held by the
 2

    Fund to meet redemptions. The return on the sample of stocks purchased by the Adviser, or futures or other derivative positions taken by the Adviser, to replicate the performance of the Index may not correlate precisely with the return on the Index.

  THE FUND'S SHARES WILL CHANGE IN VALUE, AND YOU COULD LOSE MONEY BY INVESTING IN THE FUND. THE FUND MAY NOT ACHIEVE ITS INVESTMENT OBJECTIVE. AN INVESTMENT IN THE FUND IS NOT A DEPOSIT WITH A BANK AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

PERFORMANCE INFORMATION.

Bar chart

  The bar chart below shows the performance of the Fund's Administrative Shares during the last several years. The chart provides some indication of the risks of investing in the Fund's Administrative Shares by showing changes in the Administrative Shares' performance from year to year. Please keep in mind that past performance does not necessarily indicate how the Fund's Administrative Shares will perform in the future.

                       STATE STREET EQUITY 500 INDEX FUND
                             ADMINISTRATIVE SHARES
              TOTAL RETURN FOR THE CALENDAR YEAR ENDED DECEMBER 31
(STATE STREET EQUITY 500 INDEX FUND BAR CHART IN %)

2001*                                                                            -2.97
2002                                                                            -22.31
2003                                                                             28.37
2004                                                                             10.63

---------------
* Performance for the calendar year ended December 31, 2001 is from the commencement of operations (April 18, 2001) and is not annualized.

  During the period shown in the bar chart, the highest return for a quarter was 15.19% (quarter ended June 30, 2003) and the lowest return for a quarter was (17.37%) (quarter ended September 30, 2002).

AVERAGE ANNUAL TOTAL RETURN.

  The information in the following table gives some indication of the risks of an investment in the Fund's Administrative Shares by comparing the Administrative Shares' performance to the performance of the S&P 500 Index over various periods of time.

  The Fund's Administrative Shares' after-tax returns listed below are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Additionally, actual after-tax returns depend on an investor's tax situation and may differ from those shown below, and after-tax returns are not relevant to investors who hold their shares through tax-deferred arrangements, such as individual retirement accounts.

                                                   SINCE THE INCEPTION
                                 PAST 1-YEAR        DATE OF THE FUND
                                (PERIOD ENDED          ANNUALIZED
                              DECEMBER 31, 2004)    (APRIL 18, 2001)
                              ------------------   -------------------
State Street Equity 500
  Index Fund Administrative
  Shares
     Return Before Taxes....         10.63%                1.86%
     Return After Taxes on
       Distributions........         10.27%                1.47%
     Return After Taxes on
       Distributions and
       Sale of Fund
       Shares...............          7.40%                1.41%
S&P 500 Index*..............         10.88%                2.13%

---------------
* The S&P 500 Index is a capitalization-weighted index of 500 widely held stocks recognized by investors to be representative of the stock market in general. The S&P 500 Index is unmanaged and does not reflect the actual cost of investing in the instruments that comprise the index. Additionally, the returns of the S&P 500 Index do not reflect the effect of fees, expenses and taxes.

FEES AND EXPENSES

  The following table describes the fees and expenses that you may pay if you buy and hold Administrative Shares of the Fund. As a shareholder in a Portfolio, the Fund bears its ratable share of the Portfolio's expenses, including advisory and administrative fees, and at the same time continues to pay its own fees and expenses. The table and the Example reflect the expenses of both the Fund and the Portfolio.

  Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

Management Fees(1)................................   0.045%
Distribution (12b-1) Fees.........................    0.15%
Other Expenses....................................    0.05%
                                                     -----
Total Annual Fund Operating Expenses..............   0.245%
                                                     =====

---------------

1 This fee represents the total expenses of the corresponding Portfolio of the State Street Master Funds.

  Example: This Example is intended to help you compare the cost of investing in the Fund's Administrative Shares with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund's Administrative Shares for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's Administrative Shares' operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 YEAR    3 YEARS    5 YEARS    10 YEARS
------    -------    -------    --------
   $25      $79       $138        $312

OTHER INVESTMENT CONSIDERATIONS AND RISKS

  The S&P 500 Index. The S&P 500 Index is a well-known stock market index that includes common stocks of 500 companies from several industrial sectors representing a significant portion of the market value of all common stocks publicly traded in the United States, most of which are listed on the New York Stock Exchange, Inc. (the "NYSE"). Stocks in the S&P 500 Index are weighted according to their market capitalizations (i.e., the number of shares outstanding multiplied by the stock's current price). The companies selected for inclusion in the S&P 500 Index generally have the largest market value within their respective industries. The composition of the S&P 500 Index is determined by Standard & Poor's and is based on such factors as the market capitalization and trading activity of each stock and its adequacy as a representation of stocks in a particular industry group, and may be changed from time to time. "Standard & Poor's(R)," "S&P," "S&P 500," "Standard & Poor's 500" and "500" are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by the Fund. The Fund is not sponsored, endorsed, sold or promoted by S&P, and S&P makes no representation regarding the advisability of investing in the Fund.

  Index Futures Contracts and Related Options. The Fund may buy and sell futures contracts on the Index and options on those futures contracts. An "index futures" contract is a contract to buy or sell units of an index at an agreed price on a specified future date. Depending on the change in value of the Index between the time when the Fund enters into and terminates an index future or option transaction, the Fund realizes a gain or loss. Options and futures transactions involve risks. For example, it is possible that changes in the prices of futures contracts on the Index will not correlate precisely with changes in the value of the Index. In those cases, use of futures contracts and related options might decrease the correlation between the return of the Fund and the return of the Index. In addition, the Fund incurs transaction costs in entering into, and closing out, positions in futures contracts and related options. These costs typically have the effect of reducing the correlation between the return of the Fund and the return of the Index.

  Other Derivative Transactions. The Fund may enter into derivatives transactions involving options and swaps. These transactions involve many of the same risks as those described above under "Index Futures Contracts and Related Options." In addition, since many of such transactions are conducted directly with counterparties, and not on an exchange or board of trade, the Fund's ability to realize any investment return on such transactions may be dependent on the counterparty's ability or willingness to meet its obligations.

  Repurchase Agreements and Securities Loans. The Fund may enter into repurchase agreements and securities loans. Under a repurchase agreement, the Fund purchases a debt instrument for a relatively short period (usually not more than one week), which the seller agrees to repurchase at a fixed time and price, representing the Fund's cost plus interest. Under a securities loan, the Fund lends portfolio securities. The Fund will enter into repurchase agreements and securities loans only with commercial banks and with registered broker-dealers who are members of a national securities exchange
 6
or market makers in government securities, and in the case of repurchase agreements, only if the debt instrument is a U.S. government security. Although the Adviser will monitor these transactions to ensure that they will be fully collateralized at all times, the Fund bears a risk of loss if the other party defaults on its obligation and the Fund is delayed or prevented from exercising its rights to dispose of the collateral. If the other party should become involved in bankruptcy or insolvency proceedings, it is possible that the Fund may be treated as an unsecured creditor and be required to return the underlying collateral to the other party's estate.

  Changes in Policies. The Trust's Board of Trustees may change the Fund's investment strategies and other policies without shareholder approval, except as otherwise indicated. The Board of Trustees will not materially change the Fund's investment objective without shareholder approval.

MANAGEMENT AND ORGANIZATION

  The Fund and the Portfolio. The Trust is an open-end management investment company and was organized as a business trust under the laws of the Commonwealth of Massachusetts on February 16, 2000. The Fund is a separate diversified series of the Trust. The Portfolio in which the Fund invests is managed under the general oversight of the Board of Trustees of State Street Master Funds. SSgA Funds Management, Inc., a subsidiary of State Street Corporation, serves as the investment adviser for the Portfolio.

  The Trust's Board of Trustees is responsible for generally overseeing the investments of the Fund's shares. If the Adviser were to invest the Fund's assets directly, it would, subject to such policies as the Board of Trustees may determine, furnish a continuing investment program for the Fund and make investment decisions on its behalf.

  The Equity 500 Index Fund offers Administrative, Service and Class R Shares. Only the Administrative Shares of the Fund are discussed in this prospectus.

  The Adviser. State Street Global Advisors ("SSgA") is the investment management group of State Street Corporation and includes the Adviser. SSgA is one of the world's largest institutional money managers, and uses quantitative and traditional techniques to manage more than $1.35 trillion as of December 31, 2004 in investment programs and portfolios for institutional and individual investors. The Adviser is registered with the Securities and Exchange Commission ("SEC") under the Investment Advisers Act of 1940, as amended ("Advisers Act") and serves as the adviser or sub-adviser for most of the U.S. registered investment company clients of SSgA. It had approximately $98 billion in assets under management at December 31, 2004. The Fund has entered into an investment advisory agreement with the Adviser pursuant to which the Adviser would manage the Fund's assets directly in the event that the Fund were to cease investing substantially all of its assets in the Portfolio. The Adviser does not receive any fees from the Fund under that agreement so long as the Fund continues to invest substantially all of its assets in the Portfolio or in another investment company.

  The Adviser places all orders for purchases and sales of the Fund's (or the underlying Portfolio's) investments. In selecting broker-dealers, the Adviser may consider research and brokerage services furnished to it and its affiliates. Affiliates of the Adviser may receive brokerage commissions from the Fund or Portfolio in accordance with procedures adopted by the Board of Trustees under the Investment Company Act of 1940, as amended (the "1940 Act"), which require periodic review of these transactions.

  The Adviser's principal address is State Street Financial Center, One Lincoln Street, Boston, Massachusetts 02111.

  The Administrator, Custodian, Transfer and Dividend Disbursing Agent. State Street Bank and Trust Company ("State Street"), a subsidiary of State Street Corporation, is the administrator, custodian and transfer agent for the Fund.

SHAREHOLDER INFORMATION

  Determination of Net Asset Value. The Fund's net asset value ("NAV") is calculated on each day the New York Stock Exchange (the "NYSE") is open as of the close of regular trading on the NYSE. The NAV is based on the market value of the securities held in the Fund. The NAV per share is calculated by dividing the value of the NAV of the Fund by the number of shares outstanding. The Fund values each security pursuant to guidelines adopted by the Board of Trustees. Securities may be valued at fair value, as determined in good faith and pursuant to procedures approved by the Portfolio's Board of Trustees, under certain limited circumstances. For example, fair value pricing may be used when market quotations are not readily available or reliable, such as when (i) trading for a security is restricted; or (ii) a significant event, as determined by the Adviser, that may affect the value of one or more securities held by the Fund occurs after the close of a related exchange but before the determination of the Fund's NAV. Attempts to determine the fair value of securities introduce an element of subjectivity to the pricing of securities. As a result, the price of a security determined through fair valuation techniques may differ from the price quoted or published by other sources and may not accurately reflect the market value the Fund would have received had it sold the investment.

  Purchasing Shares. Investors pay no sales load to invest in this Fund. The price for Fund shares is the NAV per share. Orders will be priced at the NAV next calculated after the order is accepted by the Fund.

  The minimum initial investment in the Fund is $25 million, although the Adviser may waive the minimum in its discretion. There is no minimum subsequent investment. The Fund intends to be as fully invested as is practicable; therefore, investments must be made either in Federal Funds (i.e., monies credited to the account of the Fund's custodian bank by a Federal Reserve Bank) or securities ("in-kind") acceptable to the Adviser. (Please consult your tax adviser regarding in-kind transactions.) The Fund reserves the right to cease accepting investments at any time or to reject any investment order.

  In accordance with certain federal regulations, the Trust is required to obtain, verify and record information that identifies each entity that applies to open an account. For this reason, when you open (or change ownership) of an account, the Trust will request certain information, including your name, address and taxpayer identification number which will be used to verify your identity. If you are unable to provide sufficient information to verify your identity, the Trust will not open an account for you. As required by law, the Trust may employ various procedures, such as comparing your information to fraud databases or requesting additional information and documentation from you, to ensure that the information supplied by you is correct. The Trust reserves the right to reject any purchase for any reason, including failure to provide the Trust with information necessary to confirm your identity as required by law.

  Redeeming Shares. An investor may withdraw all or any portion of its investment at the NAV next determined after it submits a withdrawal request, in proper form, to the Fund. The Fund will pay the proceeds of the withdrawal either in Federal Funds or in securities at the discretion of the Adviser, normally on the next Fund business day after the withdrawal, but in any event no more than seven days after the withdrawal. (Please consult your tax adviser regarding in-kind transactions.) The Fund will normally redeem in-kind to the investor. Investments in the Fund may not be transferred at the discretion of the Adviser. The right of any investor to receive payment with respect to any withdrawal may be suspended or the payment of the withdrawal proceeds postponed during any period in which the NYSE is closed (other than weekends or holidays) or trading on the
 9

NYSE is restricted or, to the extent otherwise permitted by the 1940 Act, if an emergency exists.

  Policies to Prevent Market Timing. Frequent purchases and redemptions of Fund shares may present risks for other shareholders of the Fund, which may include, among other things, dilution in the value of Fund shares held by long-term shareholders, interference in the efficient management of the Fund's portfolio, increased brokerage and administrative costs and forcing the Fund to hold excess levels of cash.

  The Fund is intended as a long-term investment. Therefore, the Trust's Board of Trustees has adopted policies and procedures designed to detect and prevent inappropriate short-term trading activity that is harmful to the Fund. Because most of the interests in the Fund are held by investors indirectly through one or more financial intermediaries, the Fund does not generally have information about the identity of those investors or about transactions effected by those investors. Rather, the Fund and its service providers periodically review cash inflows and outflows from and to those intermediaries in an attempt to detect inappropriate trading activity by investors holding shares through those intermediaries. The Fund may not be able to determine whether trading by an investor holding shares through a financial intermediary is engaged in trading activity in the Fund's shares that may be harmful to the Fund or its shareholders.

  The Fund reserves the right in its discretion to reject any purchase, in whole or in part including, without limitation, by a person whose trading activity in Fund shares the Adviser believes could be harmful to the Fund. The Fund may decide to restrict purchase and sale activity in its shares based on various factors, including, without limitation, whether frequent purchase and sale activity will disrupt portfolio management strategies and adversely affect performance. There can be no assurance that the Fund, the Adviser or State Street will identify all frequent purchase and sale activity affecting the Fund.

PORTFOLIO HOLDINGS DISCLOSURE

  The Fund's portfolio holdings disclosure policy is described in the Statement of Additional Information.

DISTRIBUTION/SERVICING (RULE 12b-1) PLAN

  The Fund has adopted a distribution plan under which the Fund may compensate its distributor (or others) for services in connection with the distribution of the Fund's Administrative Shares and for services provided to Fund shareholders. The plan calls for payments at an annual rate (based on average daily net assets) of 0.15%. Because these fees are paid out of the Fund's assets on an ongoing basis, they will increase the cost of your investment and may cost you more over time than paying other types of sales charges.

DIVIDENDS, DISTRIBUTIONS AND TAX CONSIDERATIONS

  Income dividends and capital gains distributions of the Fund will be declared and paid at least annually.

  For federal income tax purposes, distributions of investment income are generally taxable as ordinary income. Taxes on distributions of capital gains are determined by how long the Fund owned the investments that generated them, rather than how long you have owned your shares. Distributions are taxable to you even if they are paid from income or gains earned by the Fund before your investment (and thus were included in the price you paid). Distributions of gains from investments that the Fund owned for more than one year that are properly designated by the Fund as capital gains dividends will be taxable as long-term capital gains. Distributions of gains from investments that the Fund owned for one year or less will be taxable as ordinary income. Certain distributions designated as "qualified dividends" are generally taxable to an individual shareholder at his or her maximum long-term capital-gains rate. Distributions may also be subject to state and local taxes and are taxable whether you received them in cash or reinvested them in additional shares. Distributions are generally taxable to shareholders in the calendar year in which the distributions are declared, rather than the calendar year in which the distributions are received.

  Any gain resulting from the sale or exchange of your shares will generally also be subject to tax. You should consult your tax adviser for more information on your own tax situation, including possible foreign, state and local taxes.

FINANCIAL HIGHLIGHTS

  The Financial Highlights table is intended to help you understand the Fund's Administrative Shares financial performance since inception. Certain information reflects financial results for a single share of the Administrative Shares. The total return in the table represents the rate that an investor would have earned on an investment in the Fund's Administrative Shares (assuming reinvestment of all dividends and distributions). This information has been audited by Ernst & Young LLP, whose report, along with the Fund's financial statements, are included in the Fund's annual report, which is available upon request. The financial information included in this table should be read in conjunction with the financial statements incorporated by reference in the Statement of Additional Information.

FINANCIAL HIGHLIGHTS FOR AN ADMINISTRATIVE SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT THE PERIOD

                             YEAR       YEAR       YEAR        YEAR
                            ENDED      ENDED      ENDED        ENDED
                           12/31/04   12/31/03   12/31/02   12/31/01(a)
                           --------   --------   --------   -----------
PER SHARE OPERATING
  PERFORMANCE(b):
NET ASSET VALUE,
  BEGINNING OF PERIOD....  $   9.34   $   7.36   $   9.62    $  10.00
                           --------   --------   --------    --------
INVESTMENT OPERATIONS:
  Net investment
    income...............      0.17*      0.13*      0.11        0.08
  Net realized and
    unrealized gain
    (loss) on
    investments..........      0.82       1.95      (2.26)      (0.38)
                           --------   --------   --------    --------
    Total from investment
      operations.........      0.99       2.08      (2.15)      (0.30)
                           --------   --------   --------    --------
LESS DISTRIBUTIONS FROM:
  Net investment
    income...............     (0.23)     (0.10)     (0.11)      (0.08)
  Net increase (decrease)
    in net assets........      0.76       1.98      (2.26)      (0.38)
NET ASSET VALUE, END OF
  PERIOD.................  $  10.10   $   9.34   $   7.36    $   9.62
                           ========   ========   ========    ========
TOTAL RETURN(c)..........     10.63%     28.37%    (22.31)%     (2.97)%
RATIOS AND SUPPLEMENTARY
  DATA:
  Net Assets, End of
    Period (000s)........  $200,524   $182,037   $136,615    $171,774
  Ratios to average net
    assets:
    Operating expenses...     0.245%     0.245%     0.245%      0.245%(d)
    Net investment
      income.............      1.78%      1.54%      1.37%       1.18%(d)
  Portfolio turnover
    rate.................         9%        12%        13%         14%

---------------

(a)  Administrative shares commenced operations on April 18, 2001.

(b) The per share amounts and percentages reflect income and expenses assuming the inclusion of the Fund's proportionate share of the income and expenses of the State Street Equity 500 Index Portfolio.

(c) Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates. Total return for periods of less than one year is not annualized. Results represent past performance and are not indicative of future results.

(d)  Annualized.

 * Net investment income per share calculated using the average shares method.

  For more information about STATE STREET EQUITY 500 INDEX FUND:

  The Fund's statement of additional information (SAI) includes additional information about the Fund and is incorporated by reference into this document. Additional information about the Fund's investments is available in the Fund's annual and semi-annual reports to shareholders. In the Fund's annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.

  The SAI and the Fund's annual and semi-annual reports are available, without charge, upon request. Shareholders in the Fund may make inquiries to the Fund to receive such information by calling (877) 521-4083 or the customer service center at the telephone number shown in the accompanying contract prospectus, if applicable. The Fund does not have an Internet website.

  Information about the Fund (including the SAI) can be reviewed and copied at the Commission's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-202-942-8090. Reports and other information about the Fund are available free of charge on the EDGAR Database on the Commission's Internet site at http://www.sec.gov. Copies of this information also may be obtained, after paying a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the Commission's Public Reference Section, Washington, D.C. 20549-0102.

SSGA FUNDS MANAGEMENT, INC.
State Street Financial Center
One Lincoln Street
Boston, Massachusetts 02111

The State Street Institutional Investment Trust's Investment Company Act File Number is 811-9819.